UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     July 20, 2011
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: $60,768(thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
ChinaEdu Corp. ADR			ADR		16945L107	2	250	SH	Sole
France Telecom SA ADR			ADR		35177Q105	784	36840	SH	Sole
GlaxoSmithKline PLC ADR			ADR		37733W105	910	21205	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR	ADR		400506101	7	170	SH	Sole
Heineken NV ADR				ADR		423012202	838	27810	SH	Sole
Huaneng Power ADR			ADR		443304100	73	3430	SH	Sole
Infosys Ltd. ADR			ADR		456788108	749	11475	SH	Sole
Logitech International SA ADR		ADR		H50430232	426	37905	SH	Sole
Mechel Open Joint Stock Co. ADR		ADR		583840103	335	14015	SH	Sole
National Grid PLC ADS			ADR		636274300	913	18480	SH	Sole
Novartis AG ADR				ADR		66987V109	867	14180	SH	Sole
PetroChina Ltd. ADS			ADR		71646E100	825	5650	SH	Sole
Sanofi ADR				ADR		80105N105	28	685	SH	Sole
Sasol Ltd. ADR				ADR		803866300	30	570	SH	Sole
Total SA ADR				ADR		89151E109	820	14180	SH	Sole
Air Products & Chemicals Inc.		COM		009158106	843	8825	SH	Sole
Anadarko Petroleum Corp.		COM		032511107	763	9940	SH	Sole
Aptargroup, Inc				COM		038336103	770	14720	SH	Sole
Automatic Data Processing Inc.		COM		053015103	906	17200	SH	Sole
B & G Foods Inc.			COM		05508R106	254	12300	SH	Sole
Bemis Co. Inc.				COM		081437105	788	23320	SH	Sole
Brady Corp.				COM		104674106	706	22030	SH	Sole
C.R. Bard Inc.				COM		067383109	570	5185	SH	Sole
Church & Dwight Co., Inc.		COM		171340102	799	19720	SH	Sole
Clorox Co.				COM		189054109	455	6745	SH	Sole
Colgate-Palmolive Co.			COM		194162103	904	10340	SH	Sole
Cominar REIT				COM		199910100	802	35140	SH	Sole
Corn Products International Inc.	COM		219023108	106	1910	SH	Sole
DPL, Inc.				COM		233293109	915	30340	SH	Sole
Ecolab, Inc.				COM		278865100	1008	17880	SH	Sole
Emerson Electric Co.			COM		291011104	815	14490	SH	Sole
Enerplus Resources Fund Trust		COM		292766102	9	285	SH	Sole
Exxon Mobil Corp.			COM		30231G102	95	1170	SH	Sole
Fiserv Inc.				COM		337738108	312	4975	SH	Sole
General Electric Co.			COM		369604103	23	1200	SH	Sole
General Mills Inc.			COM		370334104	841	22590	SH	Sole
Getty Realty Corp.			COM		374297109	710	28125	SH	Sole
Gladstone Commercial Corp.		COM		376536108	73	4185	SH	Sole
Graco, Inc.				COM		384109104	1082	21365	SH	Sole
Grainger, WW Inc.			COM		384802104	915	5957	SH	Sole
H.J. Heinz Co.				COM		423074103	791	14850	SH	Sole
Hormel Foods Corp.			COM		440452100	94	3160	SH	Sole
Jacob Engineering Group			COM		469814107	745	17215	SH	Sole
Johnson & Johnson			COM		478160104	72	1085	SH	Sole
Kinder Morgan Management		COM		49455U100	9	143.93	SH	Sole
Lanesborough REIT			COM		515555100	0	1100	SH	Sole
Liberty Property Trust			COM		531172104	68	2100	SH	Sole
Mack-Cali Realty Corp.			COM		554489104	68	2070	SH	Sole
Marathon Oil Corp.			COM		565849106	913	17340	SH	Sole
McCormick & Co. Inc.			COM		579780206	778	15695	SH	Sole
McDonald's Corp.			COM		580135101	901	10690	SH	Sole
Mettler-Toledo International, Inc.	COM		592688105	762	4520	SH	Sole
Monmouth Real Estate Investment Corp.	COM		609720107	23	2750	SH	Sole
Norfolk & Southern Corp.		COM		655844108	1020	13610	SH	Sole
Omnicom Group				COM		681919106	465	9665	SH	Sole
Oneok Inc.				COM		682680103	54	725	SH	Sole
Paychex, Inc.				COM		704326107	737	23990	SH	Sole
Peabody Energy Corp.			COM		704549104	763	12945	SH	Sole
Pengrowth Energy Trust			COM		70706P104	3	200	SH	Sole
Penn West Energy Trust			COM		707887105	5	200	SH	Sole
Praxair, Inc.				COM		74005P104	1010	9315	SH	Sole
Primaris Retail REIT			COM		74157U950	828	37950	SH	Sole
Prosperity Bancshares Inc.		COM		743606105	846	19310	SH	Sole
Realty Income Corp.			COM		756109104	226	6745	SH	Sole
Schneider Electric SA			COM		483410007	722	4320	SH	Sole
Sherwin-Williams Co.			COM		824348106	918	10950	SH	Sole
State Street Corp.			COM		857477103	850	18846	SH	Sole
Toronto Dominion Bank			COM		891160509	819	9650	SH	Sole
Tullow Oil PLC				COM		015008907	743	37300	SH	Sole
Urstadt Biddle Properties A		COM		917286205	293	16160	SH	Sole
Vermilion Energy Trust			COM		923725956	96	1815	SH	Sole
Weight Watchers International, Inc.	COM		948626106	1054	13970	SH	Sole
Alexandria Real Estate 8.375% Pfd C	PFD		015271406	564	21825	SH	Sole
Brandywine Realty Trust 7.5% Pfd C	PFD		105368401	685	27220	SH	Sole
CBL & Associates Inc. 7.75% Pfd C	PFD		124830506	715	28535	SH	Sole
Cedar Shopping Centers 8.875% Pfd A	PFD		150602308	684	27240	SH	Sole
Corporate Office Prop. Trust 7.5% Pfd H	PFD		22002T603	691	27425	SH	Sole
DuPont Fabros Technology 7.875% Pfd A	PFD		26613Q205	626	24740	SH	Sole
First Industrial Realty Trust 7.25% Pfd PFD		32054K798	456	18910	SH	Sole
First Potomac Realty Trust 7.75% Pfd A	PFD		33610F307	422	16653	SH	Sole
GMX Resources Inc. 9.25% Pfd B		PFD		38011M405	646	27250	SH	Sole
Gladstone Commercial Corp. 7.5% Pfd B	PFD		376536306	529	21205	SH	Sole
Gladstone Commercial Corp. 7.75% Pfd A	PFD		376536207	25	1025	SH	Sole
Kilroy Realty Corp. 7.8% Pfd E		PFD		49427F405	646	25430	SH	Sole
Kimco Realty Corp. 7.75% Pfd G		PFD		49446R844	312	11990	SH	Sole
Kite Realty Group Trust 8.25% Pfd A	PFD		49803T201	701	27990	SH	Sole
Lexington Realty Trust 8.05% Pfd B	PFD		529043200	15	600	SH	Sole
NPB Cap Trust II 7.85% Pfd		PFD		62935R209	307	12130	SH	Sole
Old Second Cap Trust I 7.8% Pfd		PFD		680280104	1	350	SH	Sole
PS Business Parks Inc. 7.375% Pfd O	PFD		69360J750	627	24865	SH	Sole
Parkway Properties Inc. 8% Pfd D	PFD		70159Q401	436	17390	SH	Sole
Realty Income Corp. 6.75% Pfd E		PFD		756109708	23	890	SH	Sole
Saul Centers 8% Pfd A			PFD		804395200	603	23505	SH	Sole
UMH Mobile Homes 8.25% Pfd A		PFD		903002202	459	17450	SH	Sole
Urstadt Biddle Properties Inc. 7.5% Pfd PFD		917286502	737	28670	SH	Sole
Vornado Realty Trust 6.625% Pfd I	PFD		929042877	744	29890	SH	Sole
Vornado Realty Trust 6.75% Pfd H	PFD		929042885	2	85	SH	Sole
Weingarten Realty Investors 6.50% Pfd F	PFD		948741889	697	27955	SH	Sole
Weingarten Realty Investors 6.95% Pfd E	PFD		948741608	24	950	SH	Sole
Zion Bancorporation 11% Pfd E		PFD		989701875	390	14570	SH	Sole
Zion Cap Trust 8% Pfd B			PFD		989703202	42	1650	SH	Sole
Amerigas Partners LP			UNIT LTD PARTN	030975106	747	16600	SH	Sole
Buckeye Partners LP			UNIT LTD PARTN	118230101	876	13575	SH	Sole
Enterprise Products Partners LP		UNIT LTD PARTN	293792107	854	19770	SH	Sole
Ferrellgas Partners LP			UNIT LTD PARTN	315293100	687	30420	SH	Sole
Kinder Morgan Energy Partners LP	UNIT LTD PARTN	494550106	913	12570	SH	Sole
Oneok Partners LP			UNIT LTD PARTN	68268N103	862	10110	SH	Sole
Penn Virginia Resources LP		UNIT LTD PARTN	707884102	56	2085	SH	Sole
Plains All American Pipeline LP		UNIT LTD PARTN	726503105	920	14370	SH	Sole
Sunoco Logistics Partners LP		UNIT LTD PARTN	86764L108	946	10980	SH	Sole
TC Pipelines LP				UNIT LTD PARTN	87233Q108	696	14575	SH	Sole
Teekay LNG Partners LP			UNIT LTD PARTN	Y8564M105	655	17720	SH	Sole
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